Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
Disclosure of detailed information about foreign exchange rates [Table Text Block]
	2024	2023	2022

Average rate (C$/US$)	0.7302	0.7410	n/a
Closing exchange rate (C$/US$)	0.6950	0.7561	0.7383